Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 205	$ 337
Restricted cash (Note 25)	78	69
Trade and other receivables	699	767
Prepaid expenses and other	51	68
Risk management assets (Note 14 and 15)	162	318
Inventory (Note 16)	111	134
Assets held for sale (Note 4 and 18)	30	80
Current assets	1,336	1,773
Non-current assets
Investments (Note 9)	144	159
Long-term portion of finance lease receivables	277	305
Risk management assets non-current	32	93
Property, plant and equipment (Note 19)	5,665	6,020
Right-of-use assets	111	120
Intangible assets	243	281
Total goodwill	516	517
Deferred income tax assets (Note 11)	41	52
Long-term financial assets (Note 14)	140	0
Other assets (Note 23)	156	179
Total assets	8,661	9,499
Current liabilities
Bank overdraft	0	1
Accounts payable, accrued liabilities and other current liabilities (Note 13)	613	756
Current portion of decommissioning and other provisions (Note 24)	84	83
Risk management liabilities (Note 14 and 15)	156	277
Dividends payable (Note 28 and 29)	52	49
Exchangeable securities (Note 26)	750	750
Contingent consideration payable (Note 4 and 7)	0	81
Current portion of long-term debt and lease liabilities (Note 25)	175	572
Current liabilities	1,830	2,569
Non-current liabilities
Credit facilities, long-term debt and lease liabilities (Note 25)	3,418	3,236
Decommissioning and other provisions (Note 24)	807	850
Deferred income tax liabilities (Note 11)	423	470
Risk management liabilities (Note 14 and 15)	519	305
Contract liabilities (Note 5)	26	24
Defined benefit obligation and other long-term liabilities (Note 27)	173	202
Total liabilities	7,196	7,656
Equity
Common shares (Note 28)	3,169	3,179
Preferred shares (Note 29)	942	942
Contributed surplus	42	42
Deficit	(2,730)	(2,458)
Accumulated other comprehensive (loss) income (Note 30)	(24)	41
Equity attributable to shareholders	1,399	1,746
Non-controlling interests (Note 12)	66	97
Total equity	1,465	1,843
Total liabilities and equity	$ 8,661	$ 9,499